Accounts Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable [Abstract]
Accounts Receivable
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	December 31,
	2014	2015

Accounts receivable	156,697	264,597
Allowance for doubtful accounts	(2,410)	(3,478)

Accounts receivable, net	$154,287	$261,119

Movement of allowance for doubtful accounts is as follows:

	December 31,
	2013	2014	2015

Balance at beginning of year	$213	$145	$2,410
Addition in connection with business acquisition	-	2,020	-
Charge to expense	157	349	1,280
Write offs during the year	(229)	(74)	(106)
Exchange rate differences	4	(30)	(106)

Balance at end of year	$145	$2,410	$3,478